Investment Advisors
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Federated Research Corp.
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Transfer Agent
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230






SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

US EXITBI A97




================================================================================


                                    EXCELSIOR
                               INSTITUTIONAL TRUST




                                BOND INDEX FUND









                                 Annual Report
                                  May 31, 1997

================================================================================

                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



Dear Shareholder:

     I am pleased to present to you the annual report for Excelsior Institutional Trust's Bond Index Fund. The 1997 fiscal year was another year of growth for the Excelsior fund family complex, highlighted by strong financial markets and new fund offerings which helped push the assets of the funds over the $5 billion milestone.

     In our on-going efforts to provide you with investments opportunities that are best suited to meet your investment needs in the ever-evolving financial marketplace, we continually evaluate the current Excelsior fund offerings. In the coming year, we may make recommendations to you which we believe can achieve this goal. These recommendations may include, among other things, the establishment of new funds and possibly the consolidation of certain equity funds. We will keep you apprised of these developments as our assessment of these matters progresses.

     The coming year promises to be both interesting and exciting. We are cautiously optimistic regarding the domestic equity markets, international equity markets continue to look attractive, and fiscal policy has been effective in keeping inflation under control. With this in mind, I am confident that the Excelsior fund family will continue to provide you with the appropriate investment vehicles and dedicated service staff to help you meet your investment objectives.


                                            Sincerely,



                                            /s/ Frederick S. Wonham
                                            -----------------------------------
                                            Frederick S. Wonham
                                            Chairman of the Board and President

                         EXCELSIOR INSTITUTIONAL TRUST
                          ADVISER'S INVESTMENT REVIEW
                                BOND INDEX FUND
--------------------------------------------------------------------------------


Stable to slightly lower interest rates enabled the Fund to achieve a total return of 8.04%* compared to 8.32%** for the Lehman Brothers Aggregate Bond Index for the fiscal year ended May 31, 1997. During this period, the mortgage-backed securities sector was the best performer. Lower volatility and tighter spreads contributed to the outperformance. The Corporates sector came in second helped by its longer duration and yield spreads over Treasuries followed by the Governments sector. In mortgages, GNMA's outperformed conventionals by 25 bp during the period with Thirty-year passthroughs having the best performance. In Corporates, lower quality credits outperformed higher quality credits by 100 to 130 bp. The utilities sub-sector with its longer duration was the best performer with returns 45 to 100 bp over the returns for the other corporate sub-sectors. Throughout the fiscal year, the Fund was structured to track the Lehman Brothers Aggregate Index as closely as possible.



-------------------------------------
         Bond Index Fund+
-------------------------------------
   Average Annual Total Return
        Ended on 5/31/97
-------------------------------------
1 Year    Since Inception  (7/11/94)
-------------------------------------
 8.04%            8.00%
-------------------------------------


BOND INDEX FUND
            Bond Index Fund    Lehman Brothers
 7/11/94            $10,000            $10,000
11/30/94            $10,029            $10,126
 5/31/95            $11,172            $11,103
11/30/95            $11,798            $11,706
 5/31/96            $11,660            $11,561
11/30/96            $12,512            $12,390
 5/31/97            $12,632            $12,489



Past performance is not predictive of future performance. Investment returns and principal values will vary and shares may be worth more or less at redemption than their original cost.
     The above illustration compares a $10,000 investment made in Bond Index Fund and a broad-based index since 7/11/94 (inception date). For comparative purposes, the value of the index on 6/30/94 is used as the beginning value on 7/11/94. All dividends and capital gain distributions are reinvested. The Fund's performance takes into account fees and expenses. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------
 * Total return represents the change during the period in a hypothetical account with dividends reinvested.
** Source: Lehman Brothers--Lehman Brothers Aggregate Index is an unmanaged total return performance benchmark commonly used to measure bond performance. The Index is made up of Lehman's Govt./Corp Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index which are comprised of U.S. Government agencies and U.S. treasury securities, investment grade corporate debt, mortgage-backed and asset-backed securities, selected as representative of the market.
 + The Fund is currently waiving certain fees. Had the Fund not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.

Excelsior Institutional Bond Index Fund
Statement of Assets and Liabilities
May 31, 1997
--------------------------------------------------------------------------------



Assets:
--------------------------------------------------------------------------------
Investment in Bond Index Portfolio ("Portfolio"), at value (Note 2a)              $15,076,097
--------------------------------------------------------------------------------
Prepaid expenses                                                                       33,069
--------------------------------------------------------------------------------
Deferred organizational expenses (Note 2d)                                              4,472
--------------------------------------------------------------------------------  -----------
  Total Assets                                                                     15,113,638
--------------------------------------------------------------------------------
Liabilities:
--------------------------------------------------------------------------------
Dividends payable                                                       $88,585
-----------------------------------------------------------------------
Accrued expenses                                                          8,273
----------------------------------------------------------------------- -------
  Total Liabilities                                                                    96,858
--------------------------------------------------------------------------------  -----------
Net Assets                                                                        $15,016,780
--------------------------------------------------------------------------------  -----------
Net Assets Consist of:
--------------------------------------------------------------------------------
Paid-in capital                                                                   $14,921,422
--------------------------------------------------------------------------------
Net unrealized appreciation from Portfolio                                            104,348
--------------------------------------------------------------------------------
Accumulated net realized loss from Portfolio                                          (25,170)
--------------------------------------------------------------------------------
Undistributed net investment income                                                    16,180
--------------------------------------------------------------------------------  -----------
Net Assets                                                                        $15,016,780
--------------------------------------------------------------------------------  -----------
Shares outstanding (Unlimited number of $0.00001 par value shares authorized)       2,156,910
--------------------------------------------------------------------------------
Net Asset Value Per Share (net assets / shares outstanding)                       $      6.96
--------------------------------------------------------------------------------  -----------

See Notes to Financial Statements

Excelsior Institutional Bond Index Fund
Statement of Operations
Year Ended May 31, 1997
--------------------------------------------------------------------------------

Investment Income from Portfolio (Note 2b):
--------------------------------------------------------------------------------
Interest Income                                                                   $ 1,088,013
--------------------------------------------------------------------------------
Portfolio Expense(a)(b)                                                               (30,090)
--------------------------------------------------------------------------------  -----------
                                                                                    1,057,923
                                                                                  -----------
Expenses (Note 2f):
----------------------------------------------------------------------------
Administrative fees (Note 3a)                           $  60,000
-------------------------------------------------
Administrative servicing fees (Note 3b)                    27,238
-------------------------------------------------
Prospectus and shareholder reports                          7,500
-------------------------------------------------
Professional fees                                           4,019
-------------------------------------------------
Amortization of organization expenses (Note 2d)             2,121
-------------------------------------------------
Miscellaneous                                                 779
-------------------------------------------------        --------
 Total expenses                                           101,657
-------------------------------------------------
Less: Waiver of fees (Note 3c)                            (64,113)
-------------------------------------------------
Reimbursement of expenses                                 (22,528)
-------------------------------------------------        --------
  Net expenses                                                                         15,016
--------------------------------------------------------------------------------  -----------
   Net investment income                                                            1,042,907
--------------------------------------------------------------------------------  -----------
Realized and Unrealized Gain from Portfolio:
--------------------------------------------------------------------------------
Net realized gain                                                                      22,401
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 126,992
--------------------------------------------------------------------------------  -----------
  Net Realized and Unrealized Gain                                                    149,393
--------------------------------------------------------------------------------  -----------
   Net Increase in Net Assets resulting from operations                           $ 1,192,300
--------------------------------------------------------------------------------  -----------

(a) Net of waiver and reimbursement.

(b) Portfolio Expenses are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

See Notes to Financial Statements

Excelsior Institutional Bond Index Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  Year Ended May 31,
                                                             -----------------------------
                                                                  1997            1996
                                                             -------------  --------------
Operations:
-----------------------------------------------------------
Net investment income                                       $ 1,042,907    $  1,082,977
-----------------------------------------------------------
Net realized gain from Portfolio ($84,430 and $228,827,
 respectively, for Federal Income Tax purposes)                  22,401         228,297
-----------------------------------------------------------
Net change in unrealized appreciation (depreciation) from
 Portfolio during the year                                      126,992        (634,192)
-----------------------------------------------------------  ----------     -----------
 Net increase in net assets resulting from operations         1,192,300         677,082
-----------------------------------------------------------  ----------     -----------
Distributions to Shareholders:
-----------------------------------------------------------
From net investment income                                   (1,026,727)     (1,082,479)
-----------------------------------------------------------
From net realized gains                                        (103,881)       (222,525)
-----------------------------------------------------------
In excess of net realized gains(a)                              (25,170)             --
-----------------------------------------------------------  ----------     -----------
 Total distributions to shareholders                         (1,155,778)     (1,305,004)
-----------------------------------------------------------  ----------     -----------
Transactions in Shares of Beneficial Interest:
-----------------------------------------------------------
Net proceeds from share sales                                 6,277,280      10,905,117
-----------------------------------------------------------
Reinvestment of dividends                                         1,551           1,590
-----------------------------------------------------------
Cost of shares redeemed                                      (6,303,926)    (10,837,971)
-----------------------------------------------------------  ----------     -----------
 Net increase (decrease) in net assets from beneficial
  interest transactions                                         (25,095)         68,736
-----------------------------------------------------------  ----------     -----------
  Total Increase (Decrease) in Net Assets                        11,427        (559,186)
-----------------------------------------------------------
Net Assets:
-----------------------------------------------------------
Beginning of period                                          15,005,353      15,564,539
-----------------------------------------------------------  ----------     -----------
End of period                                                $15,016,780    $15,005,353
-----------------------------------------------------------  ----------     -----------
Capital Share Transactions:
-----------------------------------------------------------
Shares sold                                                     901,579       1,513,852
-----------------------------------------------------------
Shares issued for dividend reinvestment                             221             195
-----------------------------------------------------------
Shares redeemed                                                (899,375)     (1,504,886)
-----------------------------------------------------------  ----------     -----------
Net Increase in Shares Outstanding:                               2,425           9,161
-----------------------------------------------------------  ----------     -----------

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

See Notes to Financial Statements

Excelsior Institutional Bond Index Fund
Financial Highlights
--------------------------------------------------------------------------------

     Selected data for a share outstanding each period as follows:
                                                             Year Ended May 31,
                                                 ------------------------------------------
                                                     1997         1996           1995(a)
                                                 ----------   ----------   ----------------
Net Asset Value, Beginning of Period              $  6.96      $  7.26      $    7.00
----------------------------------------------    -------      -------      ---------
Investment Operations:
----------------------------------------------
Net investment income                                0.49         0.50           0.46
----------------------------------------------
Net realized and unrealized gain (loss) from
 Portfolio                                           0.06        (0.20)          0.28
----------------------------------------------    -------      -------      ---------
  Total from investment operations                   0.55         0.30           0.74
----------------------------------------------    -------      -------      ---------
Distributions:
----------------------------------------------
From net investment income                          (0.48)       (0.50)         (0.46)
----------------------------------------------
From net realized gains                             (0.06)       (0.10)         (0.02)
----------------------------------------------
In excess of net realized gains (b)                 (0.01)          --          (0.00)(c)
----------------------------------------------    -------      -------      ---------
  Total distributions                               (0.55)       (0.60)         (0.48)
----------------------------------------------    -------      -------      ---------
Net Asset Value, End of Period                    $  6.96      $  6.96      $    7.26
----------------------------------------------    =======      =======      =========
Total return                                         8.04%        4.12%         11.03%(d)
----------------------------------------------
Ratios to average net assets
----------------------------------------------
 Expenses(e)                                         0.10%        0.11%          0.12%*
----------------------------------------------
 Net investment income                               7.00%        6.91%          7.33%*
----------------------------------------------
Supplemental data
----------------------------------------------
 Net assets, end of period (000 omitted)          $15,017      $15,005      $  15,565
----------------------------------------------

 *  Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (commencement of operations) to May 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for Federal income tax purposes.

(c) Less than one cent per share.

(d) Not annualized.

(e) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers and reimbursements by agents of the Portfolio and a voluntary fee waiver and an expense reimbursement by agents of the Trust. If the voluntary waivers and expense reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:


     Expenses                            0.68%     0.58%     1.23%*
     Net Investment Income               6.42%     6.44%     6.22%*

See Notes to Financial Statements

Excelsior Institutional Bond Index Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization

Excelsior Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933 as an open-end, management investment company and is comprised of eight funds each having its own investment objectives and policies. The financial statements included herein are only those of Excelsior Institutional Bond Index Fund (the "Fund"). The financial statements of the remaining seven funds are presented separately.

The Fund's investment objective is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities. The Fund seeks to achieve its investment objective by investing all of the Fund's investable assets in Bond Index Portfolio, a corresponding portfolio (the "Portfolio") of Federated Investment Portfolios, an open-end diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects its proportionate beneficial interest in the net assets of the Portfolio. At May 31, 1997, the Fund's beneficial interest in the Portfolio was 37.5%.

United States Trust Company of Connecticut ("U.S. Trust Connecticut"), Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, (collectively, the "Administrators") serve as Administrators of the Trust. Federated Research Corp., a wholly-owned subsidiary of Federated Investors, is the investment advisor for the Portfolio. Federated Research Corp. has delegated the daily management of the security holdings of the Portfolio to United States Trust Company of New York ("U.S. Trust New York" and, collectively with U.S. Trust Connecticut, "U.S. Trust"), acting as sub-advisor. The advisory fee is charged to the Portfolio.

Prior to May 16, 1997, U.S. Turst New York, CGFSC and FAS served as the Trust's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Trust.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements.


2. Significant Accounting Policies

The following is a summary of significant accounting policies of the Fund. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

Excelsior Institutional Bond Index Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

a) Valuation of Investments -- Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

b) Investment Income -- The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated to the Fund and other investors in the Portfolio at the time of such determination.

c) Dividends to Shareholders -- Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid at least once a month. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually. Distributions in excess of net realized gains were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

d) Deferred Organization Expenses -- Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period.

e) Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

f) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund.

g) Other -- All the net income of the Portfolio is allocated pro rata to the Fund and the other investors in the Portfolio at the time of such determination.


3. Transactions with Affiliates

a) Administrative Fee -- For the services provided to the Fund, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Trust's Funds (excluding the International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows:
0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the year ended May 31, 1997, administration fees charged by FAS amounted to $60,000 of which $36,875 was voluntarily waived.

b) Administrative Servicing Fee -- The Trust, on behalf of the Fund, intends to enter into administrative servicing agreements with various service organizations (which may include affiliates of U.S.

Excelsior Institutional Bond Index Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

Trust) requiring them to provide administrative support services to their customers owning shares of the Fund. As a consideration for the administrative services provided by each service organization to its customers, the Fund will pay the service organizations an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemptions requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. U.S. Trust Connecticut intends to voluntarily waive fees in an amount equal to the administrative servicing fees, when incurred. For the year ended May 31, 1997, U.S. Trust voluntarily agreed to waive administrative servicing fees amounting to $27,238.


c) Fee Waivers and Expense Reimbursement -- From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust Connecticut, and Federated Research Corp. may undertake to waive a portion or all of the fees payable to them and also may reimburse the Fund for a portion of other operating expenses. Until further notice, U.S. Trust Connecticut and Federated Research Corp. have agreed to voluntarily waive fees and reimburse expenses at Fund and Portfolio levels, respectively, to the extent necessary to maintain a combined annual operating expense ratio of not more than 0.30% of average daily net assets. For the year ended May 31, 1997, U.S. Trust voluntarily reimbursed expenses of $22,528.

d) General -- Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees of the Trust or Portfolio, deemed to be affiliated or "interested parties" under the Act, receive no compensation from the Trust or Portfolio for their services.


4. Investment Transactions

Additions and reductions in the Fund's investment in the Portfolio for the year ended May 31, 1997, aggregated $6,282,882 and $ 7,459,619, respectively.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of EXCELSIOR INSTITUTIONAL BOND INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Excelsior Institutional Bond Index Fund, one of the Funds comprising Excelsior Institutional Trust, as of May 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's managment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Institutional Bond Index Fund at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
July 15, 1997

Excelsior Institutional Bond Index Fund
--------------------------------------------------------------------------------

Federal Tax Information (Unaudited):

     For the year ended May 31, 1997, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders, the designation of long-term capital gain and the amounts expected to be passed through to shareholders as foreign tax credits are approximated as follows:



                          Dividends
                          Received       Long-Term       Foreign Tax
                          Deduction     Capital Gain      Credit
                          -----------   --------------   ------------
Bond Index Fund  ......      --           $84,430           --

BOND INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 31, 1997

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 ASSET-BACKED SECURITIES -- 0.3%
                 AUTOMOTIVE -- 0.3%
 $       109,913 Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000                                    $           110,187
                  TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $108,899)                                           110,187
 CORPORATE BONDS -- 17.7%
                 AUTOMOBILE -- 1.1%
         475,000 Ford Motor Co., Debenture, 7.125%, 11/15/2025                                                       440,833
                 BANKING -- 0.8%
         300,000 Summit Bancorp, Bond, 8.40%, 3/15/2027                                                              302,082
                 BEVERAGE & TOBACCO -- 1.9%
         275,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                                                    273,586
         150,000 PepsiCo, Inc., Debenture, 7.625%, 12/18/1998                                                        152,835
         350,000 Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                                    326,078
                  Total                                                                                              752,499
                 COMMUNICATIONS -- 2.3%
         200,000 Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                                                   201,850
         450,000 Motorola, Inc., Debenture, 7.50%, 5/15/2025                                                         451,300
         250,000 Sprint Corp., Note, 8.125%, 7/15/2002                                                               262,183
                  Total                                                                                              915,333
                 DRUGS -- 0.6%
         250,000 American Home Products Corp., Note, 7.70%, 2/15/2000                                                256,300
                 ELECTRONICS -- 0.8%
         350,000 Oracle Corp., Sr. Note, 6.91%, 2/15/2007                                                            338,961
                 FINANCE -- 2.4%
         400,000 FINOVA Capital Corp., Note, 7.40%, 6/1/2007                                                         401,676
         250,000 Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                               262,840
         300,000 Salomon, Inc., Sr. Note, 7.75%, 5/15/2000                                                           307,278
                  Total                                                                                              971,794

BOND INDEX PORTFOLIO

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                 FINANCE - AUTOMOTIVE -- 0.7%
 $       300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                                $           287,652
                 FOOD PRODUCTS -- 0.9%
         350,000 Nabisco, Inc., Unsecd. Note, 8.00%, 1/15/2000                                                       359,996
                 OIL & GAS -- 0.7%
         265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001                                           296,328
                 RETAILERS -- 1.5%
         300,000 Penney (J.C.) Co., Inc., Note, 7.375%, 6/15/2004                                                    303,366
         300,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                                               307,911
                  Total                                                                                              611,277
                 SOVEREIGN GOVERNMENT -- 2.0%
         150,000 Colombia, Republic of, Bond, 7.625%, 2/15/2007                                                      144,210
         300,000 Italy (Republic of), Debenture, 6.875%, 9/27/2023                                                   276,483
         400,000 Quebec, Province of, Debenture, 7.125%, 2/9/2024                                                    369,732
                  Total                                                                                              790,425
                 UTILITIES -- 2.0%
         275,000 Duke Power Co., 1st Ref. Mtg., 7.50%, 8/1/2025                                                      263,062
         500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%, 3/1/2002                                         519,270
                  Total                                                                                              782,332
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $7,177,723)                                               7,105,812
 GOVERNMENT AGENCIES -- 3.7%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
         200,000 7.23%, 12/17/2002                                                                                   198,938
         175,000 7.90%, 9/19/2001                                                                                    182,929
                  Total                                                                                              381,867
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.0%
         390,000 7.50%, 2/11/2002                                                                                    403,346

BOND INDEX PORTFOLIO

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 GOVERNMENT AGENCIES -- CONTINUED
                 GOVERNMENT AGENCY -- 1.7%
 $       675,000 Private Export Funding Corp., 7.30%, 1/31/2002                                          $           692,341
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,488,047)                                           1,477,554
 MORTGAGE-BACKED SECURITIES -- 28.1%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.7%
         410,723 6.50%, 2/1/2011                                                                                     401,350
         440,713 7.00%, 1/1/2012                                                                                     438,368
         318,922 7.00%, 5/1/2024                                                                                     312,942
         306,595 7.00%, 6/1/2024                                                                                     300,847
         372,910 7.00%, 1/1/2027                                                                                     363,468
         495,175 7.50%, 6/1/2026                                                                                     494,248
         296,337 7.50%, 11/1/2026                                                                                    295,688
         400,000 7.50%, 5/1/2027                                                                                     399,124
         256,537 8.00%, 7/1/2002                                                                                     262,574
         371,281 8.50%, 3/1/2025                                                                                     384,910
         225,438 9.00%, 4/1/2022                                                                                     239,690
                  Total                                                                                            3,893,209
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.9%
         300,000 7.00%, 5/1/2004                                                                                     300,000
         237,234 7.00%, 6/1/2009                                                                                     236,862
         381,916 7.00%, 5/1/2024                                                                                     374,156
         293,678 7.00%, 6/1/2024                                                                                     287,437
         297,527 7.50%, 6/1/2011                                                                                     300,874
         441,301 7.50%, 12/1/2011                                                                                    446,266
         236,733 7.50%, 2/1/2026                                                                                     236,141
         499,128 7.50%, 11/1/2026                                                                                    497,097
         466,255 8.00%, 3/1/2026                                                                                     474,414

BOND INDEX PORTFOLIO

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 MORTGAGE-BACKED SECURITIES -- CONTINUED
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
 $       394,782 8.50%, 8/1/2023                                                                         $           411,884
         465,875 8.50%, 10/1/2026                                                                                    481,598
         315,454 9.00%, 6/1/2025                                                                                     332,605
                  Total                                                                                            4,379,334
                 GOVERNMENT NATIONAL MORTGAGE ASSOCOCIATION -- 7.5%
         457,086 7.50%, 7/15/2011                                                                                    463,796
         431,039 7.50%, 6/15/2024                                                                                    431,172
         479,747 7.50%, 6/15/2024                                                                                    479,896
         479,674 7.50%, 6/15/2026                                                                                    477,722
         465,031 8.00%, 8/15/2026                                                                                    473,169
         385,673 8.00%, 1/15/2027                                                                                    392,422
         120,578 9.50%, 1/15/2019                                                                                    129,966
         164,038 9.50%, 10/15/2020                                                                                   176,728
                  Total                                                                                            3,024,871
                  TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,162,834)                                  11,297,414
 U.S. TREASURY SECURITIES -- 46.9%
                 U.S. TREASURY BONDS -- 13.2%
         450,000 7.125%, 2/15/2023                                                                                   456,327
       3,375,000 7.25%, 5/15/2016                                                                                  3,472,571
       1,170,000 9.375%, 2/15/2006                                                                                 1,377,488
                  Total                                                                                            5,306,386
                 U.S. TREASURY NOTES -- 33.7%
       1,425,000 5.875%, 8/15/1998                                                                                 1,422,991
       1,505,000 6.25%, 2/15/2003                                                                                  1,484,547
       1,500,000 6.50%, 5/31/2001                                                                                  1,501,875
         450,000 6.50%, 5/15/2005                                                                                    446,063
         500,000 6.50%, 10/15/2006                                                                                   493,905
       2,200,000 7.00%, 4/15/1999                                                                                  2,231,614

BOND INDEX PORTFOLIO

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 U.S. TREASURY SECURITIES -- CONTINUED
                 U.S. TREASURY NOTES -- CONTINUED
 $     1,025,000 7.125%, 10/15/1998                                                                      $         1,039,729
         975,000 7.25%, 5/15/2004                                                                                  1,009,886
       2,525,000 8.875%, 5/15/2000                                                                                 2,695,438
       1,200,000 9.00%, 5/15/1998                                                                                  1,234,308
                  Total                                                                                           13,560,356
                  TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $18,957,873)                                    18,866,742
 (A)REPURCHASE AGREEMENT -- 3.1%
       1,240,000 BT Securities Corp., 5,56%, dated 5/30/1997, due 6/2/1997
                 (AT AMORTIZED COST)                                                                               1,240,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $40,135,376)(B)                                     $        40,097,709

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $40,142,407. The net unrealized depreciation of investments on a federal tax basis amounts to $44,698 which is comprised of $200,103 appreciation and $244,801 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($40,230,345) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost $40,135,376
 and tax cost $40,142,407)                                                              $40,097,709
 Cash                                                                                         2,371
 Income receivable                                                                          450,370
 Receivable for investments sold                                                            104,522
   Total assets                                                                          40,654,972
 LIABILITIES:
 Payable for investments purchased                                            $398,940
 Accrued expenses                                                               25,687
   Total liabilities                                                                        424,627
 NET ASSETS                                                                             $40,230,345
 NET ASSETS CONSIST OF:
 Paid in capital for beneficial interests                                               $40,230,345

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                                        $ 2,117,053
 EXPENSES:
 Investment advisory fee                                                          $   73,686
 Administrative personnel and services fee                                            60,000
 Custodian fees                                                                       27,056
 Directors'/Trustees' fees                                                            11,700
 Auditing fees                                                                        20,258
 Legal fees                                                                            4,800
 Portfolio accounting fees                                                            72,162
 Printing and postage                                                                  2,500
 Insurance premiums                                                                    2,613
 Miscellaneous                                                                         2,381
     Total expenses                                                                  277,156
 Waivers and reimbursements --
     Waiver of investment advisory fee                              $  (73,686)
     Reimbursement of other operating expenses                        (144,521)
         Total waivers and reimbursements                                           (218,207)
                  Net expenses                                                                        58,949
                   Net investment income                                                           2,058,104
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                     54,299
 Net change in unrealized depreciation of investments                                                 65,788
     Net realized and unrealized gain on investments                                                 120,087
         Change in net assets resulting from operations                                          $ 2,178,191

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED MAY 31,
                                                                                  1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                    $       2,058,104   $     1,141,277
 Net realized gain on investments                                                    54,299           228,503
 Net change in unrealized appreciation (depreciation)                                65,788          (715,007)
  Change in net assets resulting from operations                                  2,178,191           654,773
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Additions                                                                       34,754,102        18,879,856
 Reductions                                                                     (19,301,390)      (13,216,042)
  Net increase from transactions in investors' beneficial interest               15,452,712         5,663,814
    Change in net assets                                                         17,630,903         6,318,587
 NET ASSETS:
 Beginning of period                                                             22,599,442        16,280,855
 End of period                                                            $      40,230,345   $    22,599,442

(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT PORTFOLIOS
BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997

1. ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of shares of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  PREDECESSOR PORTFOLIO -- Effective January 2, 1996, (the "Transaction Date") the Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio (the "Predecessor Portfolio"), a portfolio of St. James Portfolios, having a market value of $16,913,859, in exchange for shares of beneficial interest in the Portfolio. These assets acquired represented substantially all of the Predecessor Portfolio's assets as of the Transaction Date. The Statement of Changes in Net Assets, and Selected Financial Data presented herein include the operations and selected financial data of the Predecessor Portfolio for the periods prior to January 2, 1996.

  INVESTMENT VALUATIONS -- Listed corporate bonds and other fixed-income and asset backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  REPURCHASE AGREEMENTS -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices.

BOND INDEX PORTFOLIO

  Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal
  Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

  If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  FEDERAL INCOME TAXES -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the year ended May 31, 1997, the Adviser and U.S. Trust voluntarily agreed to waive all of their fees.

  ADMINISTRATIVE FEE -- Federated Administrative Services, Inc. ("FAS") provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

  PORTFOLIO ACCOUNTING FEE -- Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN -- Effective June 5, 1996, State Street Bank and Trust Company became the custodian of the Portfolio's assets for which it receives a fee.

  Prior to June 5, 1996, Investors Bank & Trust Company ("IBT") served as custodian of the Portfolio's assets pursuant to a Custody Agreement between IBT and the Portfolio.

BOND INDEX PORTFOLIO

  GENERAL -- Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended May 31, 1997, were as follows:

COST OF PURCHASES      $30,943,318
PROCEEDS FROM SALES    $14,531,264

5. SELECTED FINANCIAL DATA

                                               YEAR ENDED MAY 31,
                                         1997         1996       1995(A)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                               0.20%       0.09%       0.00%*
  Net investment income                  7.06%       7.00%       7.45%*
  Expense waiver/reimbursement(b)        0.75%       0.89%       0.69%*
 SUPPLEMENTAL DATA
  Portfolio turnover                       49%         43%         67%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Investors of the
BOND INDEX PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of the Bond Index Portfolio, a series of Federated Investment Portfolios, as of May 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio at May 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
July 15, 1997

TRUSTEES
John F. Donahue
J. Christopher Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Victor R. Siclari
  Assistant Secretary

BOND INDEX PORTFOLIO
ANNUAL REPORT TO INVESTORS
MAY 31, 1997

[Graphic]
Cusip 314204108
G01854-01 (7/97)
[Graphic]